UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

                                               573 Verbank Road

                                                   Millbrook, NY

                                                             12545

                                                              (Address of principal executive offices)

                                                                               (Zip code)

Paul Michael Frank

573 Verbank Road

Millbrook, NY 12545

(Name and address of agent for service)

Registrant’s telephone number, including area code: (845) 677-5733

Date of fiscal year end: April 30, 2004

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Aviemore Fund

	Schedule of Investments
	January 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

EXCHANGE TRADED FUNDS
5,000	I SHARES MSCI Hong Kong Index	$ 57,750
1,000	I SHARES S&P Energy	74,510
10,000	I SHARES NASDAQ Biotechnology	712,400
500	I SHARES Cohen & STRS Real Estate	62,000
3,000	I SHARES DJ Telecom	68,940
2,000	I SHARES Russell 2000 Index	248,480
500	I SHARES Russell 2000 Value Index	92,725
5,000	I SHARES S&P Europe	370,200
1,000	I SHARES S&P Mid Cap 400 Value	125,290
10,000	NASDAQ 100 Index	374,000
		2,186,295	56.61%

PHARMACEUTICAL PREPARATIONS
6,000	Millenium Pharmaceuticals, Inc.	55,260	1.43%

Total for Common Stock (Cost - $2,118,889)		$ 2,241,555	58.04%

CASH EQUIVALENTS
1,992,735	First American Treasury Obligation Fund CI Y 1.87% *	1,992,735	51.60%
	(Cost $1,992,735)

	Total Investments	4,234,290	109.64%
	(Cost $4,111,624)

	Liabilities in Excess of Other Assets	(372,267)	-9.64%

	Net Assets	$ 3,862,023	100.00%

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

1. SECURITY TRANSACTIONS

At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,111,624 amounted to $122,666, which consisted of aggregate gross unrealized appreciation of $147,298 and aggregate gross unrealized depreciation of $24,632.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVIEMORE FUNDS

By : /s/ Paul Michael Frank

      Paul Michael Frank

      President

Date:            3/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Paul Michael Frank

      Paul Michael Frank

      President

Date:            3/29/05

By : /s/ Paul Michael Frank

       Paul Michael Frank

      Chief Financial Officer

Date:            3/29/05